                                   OPPENHEIMER BOND FUND

                             Supplement dated October 22, 2004
                         to the Prospectus dated February 24, 2004

This Prospectus is changed as follows:

     1. This  Prospectus  supplement  is in addition to  Prospectus  supplements dated July 6, 2004 and September 23, 2004.

     2. The  Prospectus is changed by adding the following  paragraph to the end of the "How the Fund is Managed" section on page 16:

     The Board of Trustees of the Fund has recommended that shareholders approve modifying  the Fund's  investment  objective  to "The Fund seeks total return by investing mainly in debt  instruments."  Approval of the Fund's  shareholders is required before the Fund's investment  objective,  a fundamental  policy, can be modified.  Shareholders  of record at the close of  business on November 1, 2004 will  be  mailed  proxy  materials  explaining  the  reasons  for  the  proposed modification.  If the  proposal is approved by  shareholders  at a meeting to be held on January 14, 2004, the Fund's  prospectus  and/or statement of additional information will be revised to reflect the approved modification.

     3. The Fund's Board of Trustees has approved  changing the name of the Fund to "Oppenheimer  Core Bond Fund." Effective  January 21, 2005, all references in the Prospectus to "Oppenheimer  Bond Fund" are changed to "Oppenheimer Core Bond
Fund."

October 22, 2004                                              PS0285.032

                         OPPENHEIMER BOND FUND

                Supplement dated October 22, 2004 to the
      Statement of Additional Information dated February 24, 2004

This Statement of Additional Information is amended as follows:

1.    This  Statement  of  Additional   Information   supplement  is  in
addition to the Statement of  Additional  Information  supplement  dated
July 6, 2004.

2.    The Fund's  Board of Trustees  has  approved  changing the name of the Fund to "Oppenheimer  Core Bond Fund."  Effective  January 21, 2005,
all   references  in  the  Statement  of   Additional   Information   to
"Oppenheimer Bond Fund" are changed to "Oppenheimer Core Bond Fund."

October 22, 2004                                              PX0285.016